STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2021
STATUTORY RESERVES AND RESTRICTED NET ASSETS
STATUTORY RESERVES AND RESTRICTED NET ASSETS

20. STATUTORY RESERVES AND RESTRICTED NET ASSETS

PRC legal restrictions permit payments of dividends by the Group’s PRC subsidiaries only out of their retained earnings, if any, determined in accordance with PRC regulations. Prior to payment of dividends, pursuant to the laws applicable to the PRC Domestic Enterprises and PRC Foreign Investment Enterprises, the PRC subsidiaries must make appropriations from after-tax profit to non-distributable statutory reserve funds as determined by the Board of Directors of the Group. Subject to certain cumulative limits including until the total amount set aside reaches 50% of its registered capital, the general reserve fund requires annual appropriations of not less than 10% of after-tax profit (as determined under accounting principles and financial regulations applicable to PRC enterprises at each year-end). These reserve funds can only be used for specific purposes and are not distributable as cash dividends and the maximum required amount is 50% of registered capital. During the year ended December 31, 2019, 2020 and 2021, the Group accrued an additional RMB92, RMB5,997 and nil statutory reserve from the new appropriable profit earned by certain PRC entities in the Group.

As a result of these PRC laws and regulations, the Group’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. The balances of restricted net assets were RMB153,943, RMB180,981 and RMB252,220 as of December 31, 2019, 2020 and 2021, respectively.